Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Selling, General and Administrative Expenses

	NOTE	2018	2017	2016
		(Thousands of yen)
Depreciation and amortization		1,063,017	521,659	375,158
Utilities		869,679	498,178	390,381
Outsourcing expenses	(i)	370,839	472,715	165,658
Service and commission fees	(ii)	1,351,691	753,783	426,819
Consumables and equipment fees	(iii)	1,285,218	688,808	404,716
Recruitment expense	(iv)	320,966	153,888	101,716
Sanitation expenses	(iv)	311,437	178,561	107,880
Taxes and dues	(iv)	328,942	224,237	158,864
Sales promotion expense	(iv)	275,712	297,545	227,194
Marketing and advertising expense	(iv)	216,127	114,199	81,961

Staff costs
Directors’ remuneration	6	277,632	214,511	170,439
Restaurant staff and other personnel costs	28	11,213,162	6,332,512	4,256,600

Total staff costs		11,490,794	6,547,023	4,427,039

Lease expense paid under operating leases for rented premises of Group owned restaurants	17	3,340,384	2,092,560	1,471,964
Others	(v)	1,192,194	733,368	489,064

Total		22,417,000	13,276,524	8,828,416

(i)	Outsourcing expenses are compensation for contractors who operate Group owned restaurants.
(ii)	Service and commission fees are the fees for third parties. They are mainly composed of credit card fees and compensations for professional services.
(iii)	Consumables and equipment fees are the expenses for purchasing consumable restaurant supplies such as tableware.
(iv)

“Equipment fees”, “Recruitment expense”, “Sanitation expense”, “Taxes and dues”, “Sales promotion expense” and “Marketing and advertising expense” included in “Others” in the previous accounting years are separately disclosed.

(v)	“Others” primarily include such miscellaneous expenses as cleaning, repair and maintenance and travel expenses.